Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 1	kr 0	kr 29	kr 1	kr 30	kr 33
Financial assets or liabilities at fair value through profit or loss	(171)	(151)	(28)	(322)	(39)	13
Financial instruments under fair-value hedge accounting	85	(19)	7	66	3	12
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	(7)	0	1	(7)	(2)	(2)
Total net results of financial transactions	kr (92)	kr (170)	kr 9	kr (262)	kr (8)	kr 56